Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (USD $)		Total	Common Stock		Additional Paid-In Capital		Accumulated Deficit
Beginning Balance at Dec. 31, 2010		$ 7,357,791	$ 10,813	[1]	$ 123,085,757	[1]	$ (115,738,779)
Beginning Balance, Shares at Dec. 31, 2010	[1]		10,813,087
Issuance of common stock for option and warrant exercises		253,613	80	[1]	253,533	[1]
Issuance of common stock for option and warrant exercises, Shares			79,844
Issuance of common stock to collaboration partner		400,000	67	[1]	399,933	[1]
Issuance of common stock to collaboration partner, Shares			66,890
Issuance of common stock pursuant to Fusion equity line		355,000	91	[1]	354,909	[1]
Issuance of common stock pursuant to Fusion equity line, Shares			90,789
Issuance of common stock to vendor		15,000	29	[1]	14,971	[1]
Issuance of common stock to vendor, Shares			29,297
Issuance of common stock to employee		20,500	26		20,474
Issuance of common stock to employee, Shares			25,625
Fair value of common stock warrants to vendors		11,184			11,184	[1]
Settlement of broker fees associated with 2010 financing		40,743			40,743	[1]
Stock-based compensation expense		715,805			715,805	[1]
Net loss		(2,378,594)					(2,378,594)
Balance at Dec. 31, 2011		6,791,042	11,106	[1]	124,897,309	[1]	(118,117,373)
Balance, Shares at Dec. 31, 2011	[1]		11,105,532
Issuance of common stock to vendor		21,000	46	[1]	20,954	[1]
Issuance of common stock to vendor, Shares			46,706
Issuance of common stock to employee		10,000	17		9,983
Issuance of common stock to employee, Shares			16,667
Fair value of common stock warrants to vendors		429,902			429,902	[1]
Stock-based compensation expense		462,170			462,170	[1]
Net loss		(4,163,008)					(4,163,008)
Balance at Dec. 31, 2012		3,551,106	11,169	[1]	125,820,318	[1]	(122,280,381)
Balance, Shares at Dec. 31, 2012	[1]		11,168,905
Common stock issued in Unit offering		6,216,762	6,774		6,209,988
Common stock issued in Unit offering, Shares			6,773,995
Issuance of common stock to collaboration partner		1,500,000	1,034		1,498,966
Issuance of common stock to collaboration partner, Shares			1,034,483
Issuance of common stock to vendor		59,588	43		59,545
Issuance of common stock to vendor, Shares			43,104
Exercise of shares from options		385,597	132		385,465
Exercise of shares from options and warrants ,shares			132,143
Warrants issued in Unit offering		(4,827,788)			(4,827,788)
Stock-based compensation expense		571,171			571,171
Net loss		(11,052,427)					(11,052,427)
Balance at Sep. 30, 2013		$ (3,595,991)	$ 19,152		$ 129,717,665		$ (133,332,808)
Balance, Shares at Sep. 30, 2013			19,152,630

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.